Earnings per share (Tables)	12 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Schedule of Loss Per Share

Loss per share is presented below:

	Year ended March 31
	2016 (INR)	2017 (INR)	2018 (INR)	2018 (US$)
Net loss attributable to APGL equity shareholders	(1,650,189)	(1,172,645)	(820,682)	(12,606)
Add: Accretion on Mezzanine CCPS	(1,347,923)	(235,853)	—	—
Add: Accretion on redeemable non-controlling interest	(29,825)	(44,073)	(6,397)	(98)

Total (A)	(3,027,937)	(1,452,571)	(827,079)	(12,704)

Shares outstanding for allocation of undistributed income:
Equity shares	1,758,080	25,915,956	25,996,932	25,996,932

Weighted average shares outstanding
Equity shares (B)	1,758,080	13,040,618 #	25,974,111	25,974,111

Net loss per share — basic and diluted
Equity shares (C=A/B) per share	(1,722)	(111)	(32)	(0.49)

# — The Company had 1,758,080 equity shares outstanding for the period from April 1, 2016 till October 12, 2016 and 25,915,956 equity shares were outstanding from October 13, 2016 till March 31, 2017.